Share Capital and Share Premium (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of roll forward of number of shares outstanding	Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2023	55,395,856
Exercise of stock options	1,137,439
Vesting of RSUs	79,560
Global public offering on Nasdaq on July 18, 2023	2,244,899
Over-allotment option exercised by underwriters on July 19, 2023	336,734
Number of shares outstanding on December 31, 2023	59,194,488
Exercise of stock options	1,478,225
Vesting of RSUs	88,244
Number of shares outstanding on December 31, 2024	60,760,957
Exercise of stock options	986,507
Vesting of RSUs	135,842
Number of shares outstanding on December 31, 2025	61,883,306